Schedule of Information by Segment (Details)		12 Months Ended
		Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Revenue from External Customer [Line Items]
Revenues		$ 24,718,821	$ 192,386,583	$ 182,164,539	$ 163,690,966
Cost of revenues		(20,768,729)	(161,643,021)	(134,568,099)	(115,648,013)
Gross profit		$ 3,950,092	30,743,562	47,596,440	48,042,953
Employee benefit expenses			(24,867,244)	(21,238,740)	(18,740,275)
Depreciation and amortization			(2,453,309)	(1,564,871)	(932,954)
Advertising and promotion expenses			(6,544,822)	(2,153,863)	(346,308)
Legal and professional fee			(4,279,526)	(5,446,881)	(370,078)
Credit Losses			(2,383,000)	3,158,000	(8,004,248)
Losses on disposal of property and equipment			(2,008,324)	(636,289)	(485,958)
Other segment items	[1]		(8,192,900)	(8,782,193)	(8,411,564)
Segment operating profit (loss)			(19,985,563)	10,931,603	10,751,568
Other Income			40,091	72,238	717,728
Other gains (losses), net			211,347	347,507	545,731
Finance income			755,232	799,631	182,047
Finance cost			(148,878)	(189,749)	(55,080)
Income tax expenses			643,294	(1,307,742)	(2,338,850)
Segment profit (loss)			(18,484,477)	10,653,488	9,803,144
Security Related Engineering Services [Member]
Revenue from External Customer [Line Items]
Revenues			111,862,812	106,954,121	98,121,636
Cost of revenues			(91,244,218)	(70,735,182)	(60,045,961)
Gross profit			20,618,594	36,218,939	38,075,675
Employee benefit expenses			(8,885,528)	(11,213,392)	(13,248,606)
Depreciation and amortization			(1,319,293)	(700,610)	(282,869)
Advertising and promotion expenses			(192,146)	(62,459)	(162,533)
Legal and professional fee			(76,958)	(14,100)	(11,100)
Credit Losses			(2,140,000)	3,190,000	(7,911,248)
Losses on disposal of property and equipment			(1,998,157)	(636,289)	(485,958)
Other segment items	[1]		(3,548,603)	(3,343,924)	(3,306,492)
Segment operating profit (loss)			2,457,909	23,438,165	12,666,869
Other Income			30,136	1,000	288,651
Other gains (losses), net			106,253	437,305	546,036
Finance income			108,653	148,182	176,887
Finance cost			(148,878)	(109,360)	(43,248)
Income tax expenses			618,432	(1,340,506)	(1,956,771)
Segment profit (loss)			3,172,505	22,574,786	11,678,424
Security Guarding And Screening Services [Member]
Revenue from External Customer [Line Items]
Revenues			80,523,771	75,210,418	65,569,330
Cost of revenues			(70,398,803)	(63,832,917)	(55,602,052)
Gross profit			10,124,968	11,377,501	9,967,278
Employee benefit expenses			(6,525,269)	(5,770,191)	(5,491,669)
Depreciation and amortization			(1,134,016)	(864,261)	(650,085)
Advertising and promotion expenses			(65,000)	(43,136)	(183,775)
Legal and professional fee			(13,612)	(19,605)	(24,040)
Credit Losses			(243,000)	(32,000)	(93,000)
Losses on disposal of property and equipment			(10,167)
Other segment items	[1]		(1,503,054)	(1,229,255)	(1,407,226)
Segment operating profit (loss)			630,850	3,419,053	2,117,483
Other Income			9,955	71,238	429,077
Finance cost				(80,389)	(11,832)
Income tax expenses			24,862	32,764	(382,079)
Segment profit (loss)			665,667	3,442,666	2,152,649
Unallocated [Member]
Revenue from External Customer [Line Items]
Employee benefit expenses			(9,456,447)	(4,255,157)
Advertising and promotion expenses			(6,287,676)	(2,048,268)
Legal and professional fee			(4,188,956)	(5,413,176)	(334,938)
Other segment items	[1]		(3,141,243)	(4,209,014)	(3,697,846)
Segment operating profit (loss)			(23,074,322)	(15,925,615)	(4,032,784)
Other gains (losses), net			105,094	(89,798)	(305)
Finance income			646,579	651,449	5,160
Segment profit (loss)			$ (22,322,649)	$ (15,363,964)	$ (4,027,929)

[1]	For the reportable segment, the other segment items category primarily includes expenses relating to short-term leases and low-value assets, insurance, building management fees, utilities, travelling expenses, and other miscellaneous expenses.